Treasury Stocks - Additional Information (Details) ¥ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Sep. 09, 2020 USD ($) shares	Nov. 30, 2019 shares	Dec. 31, 2020 CNY (¥) shares	Nov. 25, 2020 shares	Dec. 31, 2019 shares	Feb. 28, 2019 shares	Apr. 30, 2018 shares
Equity Class Of Treasury Stock [Line Items]
Common stock shares outstanding			2,328,326,132	2,328,326,132	2,350,123,270
Ordinary shares contributed for future share awards						403,157
Treasury stock, shares			43,896,090		22,098,952
2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Ordinary shares Held in trust							51,624,000
Ordinary shares contributed for future share awards						403,157
Restricted Share Units | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Shares transferred from treasury stock to ordinary shares			4,002,052
Restricted Share Units | Initial Public Offering | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Restricted share units vested transferred from treasury stocks to ordinary shares		13,928,205
Restricted Ordinary Shares | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Treasury stock, shares			18,096,900
Restricted Ordinary Shares | Initial Public Offering | 2018 Equity Incentive Plan
Equity Class Of Treasury Stock [Line Items]
Restricted share units vested transferred from treasury stocks to ordinary shares		16,000,000
Shares Repurchase [Member]
Equity Class Of Treasury Stock [Line Items]
Share repurchased			25,799,190
Proceeds from repurchases | ¥			¥ 23,915
Share Repurchase Program [Member]
Equity Class Of Treasury Stock [Line Items]
Stock repurchase program authorized amount | $	$ 10
Number of ordinary shares representing american depositary shares	15
American Depository Shares [Member] | Shares Repurchase [Member]
Equity Class Of Treasury Stock [Line Items]
Common stock shares outstanding			1,719,946